Subsequent Events (Details Narrative) (10-K) - Subsequent Event [Member] - COVID 19 [Member]	Jan. 02, 2020 CAD ($)
Debt instrument maturity date	Dec. 31, 2022
Debt instrument interest rate	5.00%
Extended maturity date	January 31, 2023 to December 31, 2025
CAD [Member]
Proceeds from loan	$ 40,000